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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

~~Amendment No. 1 to~~ FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

07071041

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Dow Jones EPAC Select Dividend Index

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

JUL 23 2007
THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

IDV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Paris, Hong Kong Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), NZSX Stock Market (New Zealand Exchange Limited), Oslo Bors (Oslo Stock Exchange), Singapore Exchange Limited, Stockholm Stock Exchange (OMX Nordic Exchange), Tokyo Stock Exchange, Toronto Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

June 25, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 26

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES ... SSION

Via Overnight Mail

June 25, 2007

DIVISION OF MARKET REGULATION

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – iShares Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- iShares Trust, iShares Dow Jones EPAC Select Dividend Index Fund (Ticker Symbol IDV).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 26

END